Share-based payments - Number and weighted average exercise prices of share options (Parenthetical) (Details)	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold limit for weighted average exercise price	0.01	0.01
Newlink share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold limit for weighted average exercise price	0.01